Note 4 - Certain Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	March 31, 2026	December 31, 2025
Raw materials	$6,002	$6,125
Work in process	2,509	2,533
Finished goods	1,947	1,478
	$10,458	$10,136

Allowance for excess and obsolete inventory	(3,013)	(2,833)
Inventory, net	$7,445	$7,303

	December 31, 2025	December 31, 2024
Raw materials	$6,125	$6,319
Work in process	2,533	2,764
Finished goods	1,478	1,443
	$10,136	$10,526

Allowance for excess and obsolete inventory	(2,833)	(2,411)
Inventories, net	$7,303	$8,115

Property, Plant, and Equipment [Table Text Block]

	March 31, 2026	December 31, 2025
Equipment	$675	$675
Furniture and fixtures	6	6
Leasehold improvements	127	101
Total cost	808	782

Less: accumulated depreciation	(624)	(599)
Property and equipment, net	$184	$183

	December 31, 2025	December 31, 2024
Equipment	$675	$643
Furniture and fixtures	6	6
Leasehold improvements	101	101
Total cost	$782	$750

Less: accumulated depreciation	(599)	(523)
Property and equipment, net	$183	$227

Intangible Asset, Finite-Lived [Table Text Block]
	March 31, 2026
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Value
Developed Technology	$760	$(285)	$475
Trade Name	120	(108)	12
Total	$880	$(393)	$487
	December 31, 2025
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Value
Developed Technology	$760	$(269)	$491
Trade Name	120	(102)	18
Total	$880	$(371)	$509

	December 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Developed Technology	$760	$(269)	$491
Trade Name	120	(102)	18
Total	$880	$(371)	$509
	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Developed Technology	$760	$(206)	$554
Trade Name	120	(78)	42
Total	$880	$(284)	$596

Intangible Asset, Finite-Lived, and Capitalized Cost, Software to be Sold, Leased, or Marketed, Estimated Amortization Expense [Table Text Block]
March 31, 2026
2026 (nine months remaining)	$66
2027	87
2028	82
2029	64
2030	63
Thereafter	125
Total	$487

December 31, 2025
2026	$87
2027	87
2028	82
2029	64
2030	63
Thereafter	126
Total	$509

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	March 31, 2026	December 31, 2025
Accrued compensation	$664	$574
Accrued clinical and manufacturing expenses	173	190
Accrued professional and consulting services	644	594
Other liabilities, current portion	499	499
Total other accrued liabilities	$1,980	$1,857

	December 31, 2025	December 31, 2024
Accrued compensation	$574	$941
Accrued clinical and manufacturing expenses	190	617
Accrued professional and consulting services	594	51
Other liabilities, current portion	499	493
Total other accrued liabilities, current portion	1,857	2,102
Other liabilities, noncurrent portion	-	-
Total current and noncurrent other accrued liabilities	$1,857	$2,102